Investments in Affiliated Companies - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Jan. 30, 2017 JPY (¥) shares	Jun. 29, 2012 USD ($)	Mar. 31, 2017 JPY (¥) Entity	Mar. 31, 2016 JPY (¥) Entity	Mar. 31, 2015 JPY (¥)	Jan. 29, 2017	Apr. 01, 2015
Schedule of Equity Method Investments [Line Items]
Aggregate carrying value of investments in several affiliated companies			¥ 96,494
Fair value of investments in several affiliated companies			¥ 314,188
Number of affiliated companies accounted for under the equity method | Entity			109	102
Dividends received from affiliated companies			¥ 7,970	¥ 7,282	¥ 6,149
EMI Music Publishing
Schedule of Equity Method Investments [Line Items]
Business acquisition total consideration | $		$ 2,200
DH Publishing, L.P.
Schedule of Equity Method Investments [Line Items]
Business acquisition total consideration | $		$ 320
Percentage of equity interest		39.80%
M3, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest	34.00%					39.35%
Number of shares sold | shares	17,302,700
Number of shares held | shares	127,381,600
Cash consideration from sale of shares	¥ 51,968
Gain on sale of shares			37,167
Difference between carrying value and underlying net assets			¥ 95,609
Difference between carrying value and underlying net assets, accounting treatment for amounts allocated to intangible assets			The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.
SFI Leasing Company, Limited
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest			34.00%
MITSUI-SOKO Supply Chain Solutions, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest							34.00%
MITSUI-SOKO Supply Chain Solutions, Inc | General and Administrative Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, amounts of transaction			¥ 13,752	22,576
MITSUI-SOKO Supply Chain Solutions, Inc | Accrued Expenses
Schedule of Equity Method Investments [Line Items]
Related party transaction, account balances			¥ 4,922	¥ 4,741
Nile Acquisition LLC
Schedule of Equity Method Investments [Line Items]
Percentage of equity ownership		74.90%